BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Reconciliations of Changes in the Defined Benefit and Postretirement Healthcare Plans' Benefit Obligations, Fair Value of Assets and Statement of Funded Status
Reconciliations of changes in the defined benefit and postemployment healthcare plans’ benefit obligations, fair value of assets and statement of funded status are as follows:

			Other Postemployment
	Pension Benefits		Benefits
	December 31,		December 31,
(in thousands)	2014	2013	2014	2013

Change in Benefit Obligation
Benefit obligation at beginning of year	$359,416	$355,766	$11,936	$14,218
Service cost	13,982	14,863	249	234
Interest cost	11,104	9,901	530	464
Participant contributions	3,984	3,968	467	515
Actuarial losses (gains)	114,412	(20,727)	1,444	(2,708)
Plan amendments	71	—	—	11
Acquisitions/Divestitures	—	30	—	—
Effect of exchange rate changes	(54,376)	8,248	—	—
Other	2,582	(524)	—	—
Plan curtailments and settlements	(292)	(1,669)	—	—
Benefits paid	(14,008)	(10,440)	(712)	(798)
Benefit obligation at end of year	$436,875	$359,416	$13,914	$11,936

Change in Plan Assets
Fair value of plan assets at beginning of year	$143,165	$124,884	$—	$—
Actual return on assets	13,560	9,658	—	—
Effect of exchange rate changes	(14,825)	2,377	—	—
Employer contributions	11,658	12,718	245	283
Participant contributions	3,984	3,968	467	515
Benefits paid	(14,008)	(10,440)	(712)	(798)
Fair value of plan assets at end of year	$143,534	$143,165	$—	$—

Funded status at end of year	$(293,341)	$(216,251)	$(13,914)	$(11,936)

Amounts Recognized in the Accompanying Consolidated Balance Sheets, Net of Tax Effects
The amounts recognized in the accompanying Consolidated Balance Sheets, net of tax effects, are as follows:

		Pension Benefits		Other Postemployment Benefits
	Location On The	December 31,		December 31,
(in thousands)	Consolidated Balance Sheet	2014	2013	2014	2013

Other noncurrent assets, net	Other noncurrent assets, net	$12	$23	$—	$—
Deferred tax asset	Other noncurrent assets, net	43,067	19,618	1,162	605
Total assets		$43,079	$19,641	$1,162	$605

Current liabilities	Accrued liabilities	(4,916)	(5,097)	(627)	(491)
Other noncurrent liabilities	Other noncurrent liabilities	(288,437)	(211,177)	(13,287)	(11,445)
Deferred tax liability	Deferred income taxes	(546)	(644)	—	—
Total liabilities		$(293,899)	$(216,918)	$(13,914)	$(11,936)

Accumulated other comprehensive income	Accumulated other comprehensive loss	111,725	48,957	1,848	961
Net amount recognized		$(139,095)	$(148,320)	$(10,904)	$(10,370)

Amounts Recognized in Accumulated Other Comprehensive Income
Amounts recognized in AOCI consist of:

			Other Postemployment
	Pension Benefits		Benefits
	December 31,		December 31,
(in thousands)	2014	2013	2014	2013

Net actuarial loss	$156,447	$70,615	$3,002	$1,557
Net prior service cost	(2,201)	(2,684)	8	9
Before tax AOCI	$154,246	$67,931	$3,010	$1,566
Less: Deferred taxes	42,521	18,974	1,162	605
Net of tax AOCI	$111,725	$48,957	$1,848	$961

Information for Pension Plans with an Accumulated Benefit Obligation in Excess of Plan Assets
Information for pension plans with an accumulated benefit obligation in excess of plan assets:

	December 31,
(in thousands)	2014	2013

Projected benefit obligation	$435,124	$357,459
Accumulated benefit obligation	397,159	330,215
Fair value of plan assets	141,771	141,186

Components of Net Periodic Benefit Cost
Components of net periodic benefit cost:

	Pension Benefits			Other Postemployment Benefits
(in thousands)	2014	2013	2012	2014	2013	2012

Service cost	$13,982	$14,863	$12,178	$249	$234	$195
Interest cost	11,104	9,901	10,600	530	464	490
Expected return on plan assets	(5,402)	(4,998)	(4,727)	—	—	—
Amortization of prior service (credit) cost	(126)	(133)	(138)	1	2	—
Amortization of net actuarial loss	2,775	5,150	1,995	—	303	264
Curtailment and settlement loss (gains)	74	(1,600)	(303)	—	—	—
Net periodic benefit cost	$22,407	$23,183	$19,605	$780	$1,003	$949

Other Changes in Plan Assets and Benefit Obligations Recognized in AOCI
Other changes in plan assets and benefit obligations recognized in AOCI:

	Pension Benefits			Other Postemployment Benefits
(in thousands)	2014	2013	2012	2014	2013	2012

Net actuarial loss (gain)	$88,607	$(23,364)	$55,662	$1,445	$(2,709)	$1,601
Net prior service cost (credit)	357	(37)	(161)	—	11	—
Amortization	(2,649)	(5,017)	(1,857)	(1)	(305)	(264)
Total recognized in AOCI	$86,315	$(28,418)	$53,644	$1,444	$(3,003)	$1,337
Total recognized in net periodic benefit cost and AOCI	$108,722	$(5,235)	$73,249	$2,224	$(2,000)	$2,286

Amounts in AOCI that are Expected to be Amortized as Net Expense (Income) During Next Fiscal Year
The amounts in AOCI that are expected to be amortized as net expense (income) during fiscal year 2015 are as follows:

(in thousands)	Pension Benefits	Other Postemployment Benefits

Amount of net prior service (credit) cost	$(129)	$2
Amount of net loss	8,331	168

Weighted Average Assumptions Used to Determine Benefit Obligations, Principally in Foreign Locations
The weighted average assumptions used to determine benefit obligations for the Company’s plans, principally in foreign locations, at December 31, 2014, 2013 and 2012 are as follows:

	Pension Benefits			Other Postemployment Benefits
	2014	2013	2012	2014	2013	2012

Discount rate	1.8%	3.2%	2.8%	4.3%	4.8%	3.5%
Rate of compensation increase	2.6%	2.7%	2.7%	n/a	n/a	n/a
Health care cost trend pre 65	n/a	n/a	n/a	8.0%	8.5%	8.0%
Health care cost trend post 65	n/a	n/a	n/a	7.0%	7.5%	8.0%
Ultimate health care cost trend	n/a	n/a	n/a	5.0%	5.0%	5.0%
Years until trend is reached pre 65	n/a	n/a	n/a	8.0	8.0	7.0
Years until ultimate trend is reached post 65	n/a	n/a	n/a	7.0	8.0	7.0

Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost
The weighted average assumptions used to determine net periodic benefit cost for the Company’s plans, principally in foreign locations, for the years ended December 31, 2014, 2013 and 2012 are as follows:

	Pension Benefits			Other Postemployment Benefits
	2014	2013	2012	2014	2013	2012

Discount rate	3.2%	2.8%	4.0%	4.8%	3.5%	4.0%
Expected return on plan assets	3.8%	4.3%	4.1%	n/a	n/a	n/a
Rate of compensation increase	2.7%	2.7%	2.8%	n/a	n/a	n/a
Health care cost trend	n/a	n/a	n/a	8.5%	8.5%	8.0%
Ultimate health care cost trend	n/a	n/a	n/a	5.0%	5.0%	5.0%
Years until ultimate trend is reached	n/a	n/a	n/a	8.0	8.0	7.0

Measurement Date	12/31/2014	12/31/2013	12/31/2012	12/31/2014	12/31/2013	12/31/2012

Effect of One Percentage Point in Assumed Healthcare Cost Trend Rates
Assumed health care cost trend rates have an impact on the amounts reported for postemployment benefits. An ongoing one percentage point change in assumed healthcare cost trend rates would have had the following effects for the year ended December 31, 2014:

	Other Postemployment Benefits
(in thousands)	1% Increase	1% Decrease

Effect on total of service and interest cost components	$229	$(169)
Effect on postemployment benefit obligation	2,680	(2,058)

Fair Value Measurements of Plan Assets
The fair value of the Company’s pension plan assets at December 31, 2014 is presented in the table below by asset category. Approximately 81% of the total plan assets are categorized as Level 1, and therefore, the values assigned to these pension assets are based on quoted prices available in active markets.  For the other category levels, a description of the valuation is provided in Note 1, Significant Accounting Policies, under the “Fair Value Measurement” heading.

	December 31, 2014
(in thousands)	Total	Level 1	Level 2	Level 3

Assets Category
Cash and cash equivalents	$9,613	$9,613	$—	$—
Equity securities:
U. S.	1,065	1,065	—	—
International	38,090	38,090	—	—
Fixed income securities:
Fixed rate bonds (a)	53,427	53,427	—	—
Other types of investments:
Mutual funds (b)	3,783	3,783	—	—
Real estate mutual funds	10,311	10,311	—	—
Common trusts (c)	9,542	—	9,542	—
Insurance contracts	15,518	—	3,615	11,903
Hedge funds	1,847	—	—	1,847
Real estate	338	—	—	338
Total	$143,534	$116,289	$13,157	$14,088

	December 31, 2013
(in thousands)	Total	Level 1	Level 2	Level 3

Assets Category
Cash and cash equivalents	$15,231	$15,231	$—	$—
Equity securities:
U. S.	929	929	—	—
International	37,904	37,904	—	—
Fixed income securities:
Fixed rate bonds (a)	51,066	51,066	—	—
Other types of investments:
Mutual funds (b)	3,367	3,367	—	—
Real estate mutual funds	8,906	8,906	—	—
Common trusts (c)	10,100	—	6,802	3,298
Insurance contracts	13,240	—	3,739	9,501
Hedge funds	2,046	—	—	2,046
Real estate	376	—	—	376
Total	$143,165	$117,403	$10,541	$15,221

(a)	This category includes fixed income securities invested primarily in Swiss bonds, foreign bonds denominated in Swiss francs, foreign currency bonds, mortgage notes and pledged letters.

(b)
This category includes mutual funds balanced between moderate-income generation and moderate capital appreciation with investment allocations of approximately 50% equities and 50% fixed income investments.

(c)	This category includes common/collective funds with investments in approximately 65% equities and 35% in fixed income investments.

Reconciliation for the Plans Assets Categorized as Level 3
The following table provides a reconciliation from December 31, 2013 to December 31, 2014 for the plans assets categorized as Level 3. During the year ended December 31, 2014, $3.4 million assets were transferred in or out of the Level 3 category.

	Changes within Level 3 Category for
	Year Ended December 31, 2014
(in thousands)	Common Trust	Insurance Contracts	Hedge Funds	Real Estate	Total

Balance at December 31, 2013	$3,298	$9,501	$2,046	$376	$15,221
Actual return on plan assets:
Relating to assets still held at the reporting date	—	3,382	11	—	3,393
Relating to assets sold during the period	169	—	—	—	169
Purchases, sales and settlements, net	(83)	652	—	—	569
Transfers in and/or (out)	(3,384)	—	—	—	(3,384)
Effect of exchange rate changes	—	(1,632)	(210)	(38)	(1,880)
Balance at December 31, 2014	$—	$11,903	$1,847	$338	$14,088

The following tables provide a reconciliation from December 31, 2012 to December 31, 2013 for the plans assets categorized as Level 3.  No assets were transferred in or out of the Level 3 category during the year ended December 31, 2013.

	Changes within Level 3 Category for
	Year Ended December 31, 2013
(in thousands)	Common Trust	Insurance Contracts	Hedge Funds	Real Estate	Total

Balance at December 31, 2012	$2,708	$8,334	$1,311	$367	$12,720
Actual return on plan assets:
Relating to assets still held at the reporting date	409	421	82	—	912
Relating to assets sold during the period	99	—	—	—	99
Purchases, sales and settlements, net	82	637	596	—	1,315
Effect of exchange rate changes	—	109	57	9	175
Balance at December 31, 2013	$3,298	$9,501	$2,046	$376	$15,221

Estimated Future Benefit Payments	Estimated Future Benefit Payments

(in thousands)	Pension Benefits	Other Postemployment Benefits

2015	$9,885	$641
2016	10,477	624
2017	10,211	616
2018	13,069	627
2019	13,444	597
2020-2024	75,590	2,800